Financial instruments - additional disclosures (Details 4) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 13,347	$ 13,760
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,485	2,432
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	5,257	6,457
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	6,605	4,871
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	13,248	13,679
Derivative financial instruments, commodity purchase contract	17	11
Derivative financial instruments, options on equity securities	82	70
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	1,485	2,432
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	5,158	6,376
Derivative financial instruments, commodity purchase contract	17	11
Derivative financial instruments, options on equity securities	82	70
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ 6,605	$ 4,871